Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (note 3)	11,500,275	16,169,479
Short-term investments (note 3)	6,440,379	6,927,523
Marketable securities	4,125	13,125
Amounts receivable	16,489	16,018
Restricted cash (note 4)	0	801,836
Prepaid expenses	192,317	107,481
Assets, Current, Total	18,153,585	24,035,462
Restricted cash (note 4)	2,047,816	3,518,347
Mineral properties (note 5)	33,397,645	32,107,341
Capital assets (note 6)	16,570,396	3,534,309
Equity investment (note 7)	2,623,553	2,654,673
Deposits (note 8)	1,326,208	0
Assets, Noncurrent, Total	55,965,618	41,814,670
Assets, Total	74,119,203	65,850,132
Current liabilities
Accounts payable and accrued liabilities (note 9)	2,480,741	1,045,236
Current portion of notes payable (note 10)	113,454	0
Liabilities, Current, Total	2,594,195	1,045,236
Notes payable (note 10)	210,503	0
Reclamation obligation	75,764	561,964
Asset retirement obligation (note 11)	954,033	0
Liabilities	3,834,495	1,607,200
Share Capital
Class A preferred shares, without par value, unlimited shares authorized. No shares issued and outstanding	0	0
Common shares, without par value, unlimited shares authorized. Shares issued and outstanding: 121,134,276 at December 31, 2012 and 103,675,444 at December 31, 2011	177,138,617	160,432,843
Warrants	61,946	44,271
Contributed surplus	15,095,940	13,091,172
Deficit	(122,011,795)	(109,325,354)
Stockholders' Equity Attributable to Parent, Total	70,284,708	64,242,932
Liabilities and Equity, Total	74,119,203	65,850,132